Shareholders' Equity - Employee Equity Awards, Restricted Shares (Detail) (Restricted Stock [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted Stock [Member]
Nonvested Restricted Shares Activity [Line Items]
Beginning of year	56,131
Awarded	1,956
Settled	(48,006)
Forfeited	0
End of year	10,081	56,131
Non-vested at beginning of year	$ 11.59
Awarded	$ 9.40	$ 12.48	$ 10.28
Vested	$ 11.77
Forfeited
Non-vested at end of year	$ 10.29	$ 11.59